General and Administrative Expenses	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
General and Administrative Expenses

15.	General and Administrative Expenses

General and administrative expenses are comprised of the following:

	For the six months ended
	August 31, 2026 $	August 31, 2025 $
Office	137,005	22,076
Travel	362,618	126,403
IT and telecom expenses	112,129	487
Management fees	71,000	—
Total	682,752	148,966